Capital stock	12 Months Ended
Aug. 31, 2025
Capital stock
Capital stock

22. Capital stock

Authorized

Voting Common Shares – Series Founder, Series Investor 1, Series Investor 2, voting and participating

Non-Voting Common Shares, non-voting

Preferred shares, without par value, non-cumulative annual dividend, redeemable at their issue price, non- participating, non-voting

Pre-Funded Warrants, exercisable at the option of the holder into Voting Common Shares of the Company at an exercise price of C$0.001 on a one-for-one basis with no expiry date

	As at	As at
	August 31,	August 31,
	2025	2024
	$	$
4,907,137 Voting Common Shares (2024 – 16,350)	67,116,420	42,001,705
48 Pre-Funded Warrants (2024 – 48)	28,252	28,252
	67,144,672	42,029,957

Subscription and issuance of Voting Common Shares

During the year ended August 31, 2024, the Company issued a total of 760 Voting Common Shares to third parties in exchange for marketing, management consulting services, and board fees provided to the Company valued at $928,016. For such transactions, the value of the services was paid for with shares, the number of shares being determined by dividing the value of the services provided by the price of the shares on the stock exchange at time of their issuance.

During the year ended August 31, 2024, the Company issued 277 Voting Common Shares and warrants to purchase Voting Common Shares, as part of the financing rounds for a total cash consideration price of $1,326,675, net of transaction costs of $183,449. The warrants issued are to purchase 277 Voting Common Shares of the Company for a period of three years from the issuance date at an exercise price at $1,417.50 (note 20).

During the year ended August 31, 2024, the Company issued a total of 1,165 Voting Common Shares upon the conversion of 650 Series A Convertible Preferred Shares (note 20).

On August 16, 2024, 2,124 warrants to purchase Voting Common Shares issued to Series A Convertible Preferred shareholders were exchanged for 4,186 Voting Common Shares and 48 Pre-Funded Warrants (Note 20).

On August 22, 2024, the Company implemented a reverse stock split, consolidating every 15 Voting Common shares into 1 Voting Common Share. As a result of the round up feature for fractional shares, the Company issued an additional 1,680 Voting Common Shares.

On October 8, 2024, the Company implemented a reverse stock split, consolidating every 9 Voting Common shares into 1 Voting Common Share. As a result of the round up feature for fractional shares, the Company issued an additional 19,512 Voting Common Shares.

During the year ended August 31, 2025, the Company issued a total of 86,160 Voting Common Shares to third parties in exchange for marketing, management consulting services, and board fees provided to the Company valued at $1,085,270. For such transactions, the value of the services was paid for with shares, the number of shares being determined by dividing the value of the services provided by the price of the shares on the stock exchange at time of their issuance.

During the year ended August 31, 2025, the Company issued a total of 988 Voting Common Shares upon the conversion of 400 Series A Convertible Preferred Shares (note 20).

On September 16, 2024, the Company issued 37,778 Voting Common Shares as part of a private placement offering for a total cash consideration price of $2,625,820, net of transaction costs of $774,180.

On December 21, 2024, the Company forced the conversion of 1,950 Series A Convertible Preferred Shares into 4,821 Common Shares at a value of $71,784 (note 20).

During the year ended August 31, 2025, the Company issued 447,816 Voting Common Shares as part of an “at the market” placement offering for a total cash consideration price of $11,068,553, net of transaction costs of $681,063.

On January 16, 2025, the Company issued 425,640 Voting Common Shares and 45,000 Pre-Funded Warrants as part of a private placement offering for a total cash consideration of $3,231,642, net of transaction costs of $435,794. In addition, the Company issued warrants to purchase 235,320 Voting Common Shares of the Company for a period of five years from the issuance date at an exercise price at $15.00 (note 20).

On January 17, 2025, the Company forced the conversion of 3,000 Series B Convertible Preferred Shares into 7,408 Common Shares at a value of $136,298 (note 20).

On March 31, 2025, the Company implemented a reverse stock split, consolidating every 10 Voting Common shares into 1 Voting Common Share. As a result of the round up feature for fractional shares, the Company issued an additional 65,664 Voting Common Shares.

On August 18, 2025, the Company issued 2,075,000 Voting Common Shares and 1,425,000 Pre-Funded Warrants as part of a private placement offering for a total cash consideration of $5,962,238, net of transaction costs of $1,037,762.

During the year ended August 31, 2025, 1,470,000 Pre-Funded Warrants were converted into 1,470,000 Voting Common Shares.

On May 16, 2025, the Company reached a settlement agreement resolving an outstanding legal claim related to certain of its Series A Convertible Preferred shareholders. As a result of this agreement, the Company agreed to issue up to 250,000 Voting Common Shares to these shareholders to settle the dispute. The settlement received court approval on August 13, 2025. As a result, the Company issued 250,000 Voting Common Shares to the plaintiffs at a value of $832,500. The corresponding expense was recorded in net finance expense (income) (note 26).